Environmental rehabilitation obligation funds (Tables)	12 Months Ended
Dec. 31, 2022
Environmental rehabilitation obligation funds [Abstract]
Schedule of the environment rehabilitation obligation funds

Figures in million – SA rand	Note	2022	2021	2020
Balance at beginning of the year		5,202	4,934	4,602
Contributions made		86	72	64
Payments received		(33)	(10)	(7)
Interest income	5.1	235	174	245
Transfer to other investments		(264)	—	—
Fair value gain[1]		80	32	30
Balance at end of the year		5,306	5,202	4,934

Environmental rehabilitation obligation funds comprise of the following:
Restricted funds[2]		1,616	1,135	703
Funds		3,690	4,067	4,231
[1] The environmental rehabilitation trust fund includes a fixed income portfolio of bonds that are fair valued at each reporting date
[2] The funds are set aside to serve as collateral against the guarantees made to the Department of Minerals, Resources and Energy for environmental rehabilitation obligations